Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,274,030.64
Previously Paid Amount	0.00
Total Fee Amount	4,042.74
Total Offset Amount	0.00
Net Fee	$ 4,042.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A